Intangible Assets (Details 3)	12 Months Ended
Dec. 31, 2019
Revenue Backlog [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	5
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	1 to 9
Customer Contracts [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	7
Transponder Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	3
Concession Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	1 to 11
Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	6